Consolidated Statement of Income (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues
Product revenues	$ 9,141.2	$ 8,528.5	$ 8,842.3
Service revenues	1,429.0	1,383.1	1,470.9
Total revenues	10,570.2	9,911.6	10,313.2
Costs and Operating Expenses:
Cost of product revenues	5,393.5	5,156.3	5,302.6
Cost of service revenues	879.5	857.5	917.5
Selling, general and administrative expenses	2,746.0	2,592.7	2,616.2
Research and development expenses	284.8	243.8	247.2
Restructuring and other costs, net	60.4	59.2	35.4
Total costs and operating expenses	9,364.2	8,909.5	9,118.9
Operating Income	1,206.0	1,002.1	1,194.3
Other Expense, Net	(100.3)	(121.7)	(101.4)
Income from Continuing Operations Before Provision for Income Taxes	1,105.7	880.4	1,092.9
Provision for Income Taxes	(108.7)	(57.2)	(138.9)
Income from Continuing Operations	997.0	823.2	954.0
Income from Discontinued Operations (net of income tax provision of $22.8, $18.6 and $13.7, respectively)	36.1	28.1	21.4
Gain (Loss) on Disposal of Discontinued Operations, Net (net of income tax provision of $1.5 and $3.5 in 2010 and 2008, respectively, and income tax benefit of $0.6 in 2009)	2.5	(1.0)	5.5
Net Income	$ 1,035.6	$ 850.3	$ 980.9
Earnings per Share from Continuing Operations
Basic	$ 2.47	$ 2.00	$ 2.28
Diluted	$ 2.44	$ 1.95	$ 2.19
Earnings per Share
Basic	$ 2.57	$ 2.06	$ 2.34
Diluted	$ 2.53	$ 2.01	$ 2.25
Weighted Average Shares
Basic	403.3	412.4	418.2
Diluted	409.4	422.8	434.7